Grants and other liabilities (Tables)	3 Months Ended
Mar. 31, 2023
Grants and other liabilities [Abstract]
Grants and other non-current liabilities
	Balance as of March 31,	Balance as of December 31,
	2023	2022
	($ in thousands)
Grants	896,970	911,593
Other liabilities and provisions	349,463	340,920
Dismantling provision	141,113	140,595
Lease liabilities	70,318	63,076
Accruals on Spanish market prices differences	94,192	91,884
Others	43,840	45,365
Grants and other non-current liabilities	1,246,433	1,252,513